Leases - Schedule of Rent Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2013	Dec. 26, 2012
Leases [Abstract]
Base rent	$ 18,732	$ 18,331
Contingent rent	491	418
Less: sublease income	(3,602)	(3,489)
Net rent expense	$ 15,621	$ 15,260